Investment income and financing costs (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Available-for-sale investments:
Dividend received			€ 1
Loans and receivables at amortised cost	€ 339	€ 426	529
Fair value through the income statement (held for trading)	24	20	9
Other	322	28
Investment income	685	474	539
Items in hedge relationships:
Other loans	74	170	224
Interest rate and cross-currency interest rate swaps	(128)	(235)	(127)
Fair value hedging instrument	48	22	(140)
Fair value of hedged item	(36)	(16)	166
Other financial liabilities held at amortised cost:
Bank loans and overdrafts	317	419	284
Bonds and other loans	885	1,243	926
Interest (credit) /charge on settlement of tax issues	(11)	47	19
Fair value through the income statement (held for trading):
Derivatives - forward starting swaps and futures	(75)	(244)	121
Other			573
Financing costs	1,074	1,406	2,046
Net financing costs	389	932	1,507
Net foreign exchange loss	181	533	299
Interest capitalised	€ 0	€ 0	€ 0